INCOME TAXES (Details Narrative) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital loss carryforwards	$ 5,384	$ 1,162
Canada
DisclosureOfIncomeTaxesLineItems [Line Items]
Non-capital loss carryforwards	68,059	99,214
Capital loss carryforwards	82	5,654
Investment tax credits	$ 5,119	$ 5,282